Income Taxes (Schedule Of Components Of Consolidated Statements Of Income And Equity) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Income tax expense/(benefit) related to continuing operations	$ 15,836	$ (21,182)	$ (170,716)
Income tax expense/(benefit) related to discontinued operations	(11,456)	(1,873)	(11,682)
Income tax expense/(benefit) related to, Cumulative effect of a change in accounting principle		(11,251)
Income tax expense/(benefit) related to, Pension and postretirement plans	(15,084)	3,460	9,111
Income tax expense/(benefit) related to, Unrealized gains/(losses) on investment securities available for sale	13,818	(12,453)	12,145
Income tax expense/(benefit) related to, Share-based compensation	5,771	5,577	5,701
Total	$ 8,885	$ (37,722)	$ (155,441)